United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/13

Date of Reporting Period: Six months ended 06/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2013
Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's portfolio composition was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	98.8%
Derivative Contracts[1]	0.8%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—98.8%
		Treasury Securities—98.8%
$3,087,330		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	$2,705,201
7,214,935		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,061,506
5,272,245		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,074,326
806,903		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	976,377
5,798,155		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	6,891,017
6,321,000		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,481,445
8,550,745		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	8,764,780
2,518,600		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,437,021
2,321,437		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,392,822
2,126,040		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	2,270,229
2,025,932		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,197,741
1,089,080		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,226,593
3,775,500		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	3,827,750
2,467,300	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,547,025
9,958,685		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	10,691,582
6,572,670		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,281,902
1,138,820		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,291,244
		TOTAL U.S. TREASURY (IDENTIFIED COST $74,577,023)	76,118,561
		Repurchase Agreement—0.7%
552,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988. (AT COST)	552,000
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $75,129,023)[2]	76,670,561
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	420,017
		TOTAL NET ASSETS—100%	$77,090,578
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
4U.S. Treasury Long Bond (CBT) Short Futures	80	$10,867,500	September 2013	$525,445
4U.S. Treasury Note 5 Year Short Futures	122	$14,767,719	September 2013	$113,147
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$638,592
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$76,118,561	$—	$76,118,561
Repurchase Agreement	—	552,000	—	552,000
TOTAL SECURITIES	$—	$76,670,561	$—	$76,670,561
OTHER FINANCIAL INSTRUMENTS*	$638,592	$—	$—	$638,592
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.36	$11.02	$10.86	$10.78	$9.99	$10.60
Income From Investment Operations:
Net investment income	0.07	0.26	0.46	0.26[1]	0.22	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.69)	0.35	0.16	0.05	0.74	(0.46)
TOTAL FROM INVESTMENT OPERATIONS	(0.62)	0.61	0.62	0.31	0.96	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.27)	(0.46)	(0.23)	(0.17)	(0.54)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	—	(0.02)
Return of capital[2]	—	—	—	—	—	(0.09)[1]
TOTAL DISTRIBUTIONS	(0.05)	(0.27)	(0.46)	(0.23)	(0.17)	(0.65)
Net Asset Value, End of Period	$10.69	$11.36	$11.02	$10.86	$10.78	$9.99
Total Return[3]	(5.43)%	5.55%	5.75%	2.89%	9.69%	0.14%
Ratios to Average Net Assets:
Net expenses	0.05%[4]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	1.18%[4]	2.41%	4.16%	2.39%	2.21%	4.14%
Expense waiver/reimbursement[5]	0.07%[4]	0.23%	0.37%	0.50%	1.04%	1.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,091	$77,095	$60,171	$62,420	$28,758	$17,241
Portfolio turnover	40%	24%	11%	52%	19%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value (identified cost $75,129,023)		$76,670,561
Cash		720
Income receivable		465,049
TOTAL ASSETS		77,136,330
Liabilities:
Payable for daily variation margin	$22,859
Payable to adviser (Note 5)	1,053
Payable for Directors'/Trustees' fees (Note 5)	264
Payable for auditing fees	12,670
Payable for portfolio accounting fees	6,836
Accrued expenses (Note 5)	2,070
TOTAL LIABILITIES		45,752
Net assets for 7,213,238 shares outstanding		$77,090,578
Net Assets Consist of:
Paid-in capital		$78,192,750
Net unrealized appreciation of investments and futures contracts		2,180,130
Accumulated net realized loss on investments and futures contracts		(3,410,413)
Undistributed net investment income		128,111
TOTAL NET ASSETS		$77,090,578
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,090,578 ÷ 7,213,238 shares outstanding, no par value, unlimited shares authorized		$10.69
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest		$498,550
Expenses:
Custodian fees	$2,566
Transfer agent fee	3,346
Directors'/Trustees' fees (Note 5)	688
Auditing fees	12,670
Legal fees	3,913
Portfolio accounting fees	21,554
Printing and postage	4,666
Insurance premiums (Note 5)	2,040
Miscellaneous (Note 5)	135
TOTAL EXPENSES	51,578
Reimbursement of other operating expenses (Note 5)	(29,347)
Net expenses		22,231
Net investment income		476,319
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		253,913
Net realized gain on futures contracts		655,213
Net change in unrealized appreciation of investments		(6,417,410)
Net change in unrealized appreciation of futures contracts		470,469
Net realized and unrealized loss on investments and futures contracts		(5,037,815)
Change in net assets resulting from operations		$(4,561,496)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$476,319	$1,713,436
Net realized gain on investments and futures contracts	909,126	319,168
Net change in unrealized appreciation/depreciation of investments and futures contracts	(5,946,941)	1,712,091
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,561,496)	3,744,695
Distributions to Shareholders:
Distributions from net investment income	(380,880)	(1,722,426)
Share Transactions:
Proceeds from sale of shares	12,109,998	15,400,000
Net asset value of shares issued to shareholders in payment of distributions declared	55,130	1,572
Cost of shares redeemed	(7,227,000)	(500,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,938,128	14,901,572
Change in net assets	(4,248)	16,923,841
Net Assets:
Beginning of period	77,094,826	60,170,985
End of period (including undistributed net investment income of $128,111 and $32,672, respectively)	$77,090,578	$77,094,826
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases financial futures contracts to manage cash flows and enhance yield. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $18,957,174. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(638,592)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$655,213
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$470,469
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	1,072,891	1,368,610
Shares issued to shareholders in payment of distributions declared	5,196	139
Shares redeemed	(650,241)	(43,554)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	427,846	1,325,195
4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $75,129,023. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,541,538. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,945,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,404,401.
At December 31, 2012, the Fund had a capital loss carryforward of $4,131,606 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,079,231	$1,095,646	$3,174,877
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2013, the Adviser voluntarily reimbursed $29,347 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual:	$1,000.00	$945.70	$0.24
Hypothetical (assuming a 5% return before expenses):	$1,000.00	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2013
Federated Inflation-Protected Securities Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Semi-Annual Shareholder Report
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communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Inflation-Protected Securities Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N507
37174 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At June 30, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	81.0%
Non-Agency Mortgage-Backed Securities	11.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.2%
Non-Agency Commercial Mortgage-Backed Security	1.1%
Asset Backed Security	0.3%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	4.2%
Repurchase Agreements—Collateral[4]	17.1%
Other Assets and Liabilities—Net[5]	(17.5)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
4	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2013 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.3%
		Auto Receivables—0.3%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.843%, 5/15/2018 (IDENTIFIED COST $6,650,000)	$6,656,307
		Commercial Mortgage-Backed Securities—3.3%
		Agency Commercial Mortgage-Backed Securities—2.2%
30,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	29,805,909
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	11,456,576
		TOTAL	41,262,485
		Non-Agency Commercial Mortgage-Backed Security—1.1%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.983%, 4/10/2046	21,869,465
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $65,329,318)	63,131,950
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.5%
		Non-Agency Mortgage-Backed Securities—11.5%
1,648,805		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,620,183
3,173,156		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,138,638
5,641,069		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	5,206,589
25,864,281	[1,2]	Credit Suisse Commercial Mortgage Trust, Class A1, 2.130%, 2/25/2043	23,693,424
26,698,242	[1,2]	Credit Suisse Commercial Mortgage Trust, Class A2, 3.000%, 5/25/2043	26,308,716
1,880,123		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,615,125
14,885,087	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	14,861,068
4,450,837		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	4,088,870
2,177,994		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.930%, 8/25/2035	1,979,358
2,849,225		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,901,078
8,147,821		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	8,289,663
11,864,879		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	12,049,724
22,539,793		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	20,602,734
23,084,607		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	22,069,242
34,141,847		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	31,855,216
21,386,289		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	20,369,904
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,219,736
8,049,704		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	7,082,137
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $230,686,102)	219,951,405
		MORTGAGE-BACKED SECURITIES—81.0%
		Federal Home Loan Mortgage Corporation—24.4%
38,000,000	[3]	2.500%, 7/1/2028	38,166,250
10,000,000		3.000%, 7/1/2028	10,279,687
130,086,325	[3]	3.500%, 6/1/2026 - 7/1/2043	133,115,112
42,616,293		4.000%, 2/1/2020 - 7/1/2043	44,509,614
112,569,458		4.500%, 6/1/2019 - 7/1/2041	118,569,043
74,499,286		5.000%, 7/1/2019 - 5/1/2041	79,652,150
32,057,923		5.500%, 3/1/2021 - 5/1/2040	34,508,103
3,066,851		6.000%, 5/1/2014 - 9/1/2037	3,330,069
4,935,346		6.500%, 7/1/2014 - 4/1/2038	5,510,878
1,004,888		7.000%, 10/1/2020 - 9/1/2037	1,167,744
315,036		7.500%, 8/1/2029 - 5/1/2031	367,160
352,263		8.000%, 3/1/2030 - 3/1/2031	414,696
8,601		8.500%, 9/1/2025	10,190
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$383		9.500%, 4/1/2021	$416
		TOTAL	469,601,112
		Federal National Mortgage Association—40.2%
28,317,946		2.500%, 12/1/2027 - 4/1/2028	28,489,218
137,870,731		3.000%, 6/1/2027 - 11/1/2042	139,513,474
133,552,900	[3]	3.500%, 11/1/2025 - 7/1/2043	136,725,305
214,400,185		4.000%, 12/1/2025 - 12/1/2042	224,288,095
118,646,919		4.500%, 12/1/2019 - 2/1/2042	125,894,926
40,567,446		5.000%, 5/1/2023 - 10/1/2041	43,706,984
35,470,859		5.500%, 9/1/2014 - 4/1/2041	38,598,142
20,133,261		6.000%, 12/1/2013 - 2/1/2039	22,022,890
6,574,873		6.500%, 8/1/2014 - 10/1/2038	7,364,388
4,110,591		7.000%, 3/1/2015 - 6/1/2037	4,685,163
456,620		7.500%, 4/1/2015 - 6/1/2033	532,536
92,663		8.000%, 7/1/2023 - 3/1/2031	109,234
3,844		9.000%, 11/1/2021 - 6/1/2025	4,309
		TOTAL	771,934,664
		Government National Mortgage Association—16.4%
3,500,000	[3]	3.000%, 7/20/2043	3,459,805
99,503,831	[3]	3.500%, 9/15/2041 - 7/20/2043	102,052,043
66,156,230		4.000%, 7/20/2040 - 7/15/2043	69,388,606
78,381,554		4.500%, 10/15/2039 - 7/15/2043	83,447,168
40,353,354		5.000%, 1/15/2039 - 7/15/2040	43,596,528
7,582,154		5.500%, 12/15/2038 - 2/15/2039	8,264,910
2,556,241		6.000%, 10/15/2028 - 6/15/2037	2,836,851
453,138		6.500%, 10/15/2028 - 2/15/2032	523,673
714,458		7.000%, 11/15/2027 - 12/15/2031	822,039
258,591		7.500%, 4/15/2029 - 1/15/2031	303,039
356,718		8.000%, 1/15/2022 - 11/15/2030	420,383
41,150		8.500%, 3/15/2022 - 9/15/2029	47,792
1,533		9.500%, 10/15/2020	1,713
30,076		12.000%, 4/15/2015 - 6/15/2015	31,744
		TOTAL	315,196,294
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,557,527,789)	1,556,732,070
		Repurchase Agreements—21.3%
236,322,000	[4]	Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988.	236,322,000
8,157,000	[5]	Interest in $37,296,000 joint repurchase agreement 0.07%, dated 6/18/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $37,298,176 on 7/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $38,415,108.	8,157,000
79,232,000	[4,5]	Interest in $203,804,000 joint repurchase agreement 0.07%, dated 6/13/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $203,816,681 on 7/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2043 and the market value of those underlying securities was $208,132,682.	79,232,000
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Principal Amount			Value
		Repurchase Agreements—continued
$85,465,000	[4,5]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/20/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,035,556 on 7/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/25/2043 and the market value of those underlying securities was $510,303,175.	$85,465,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	409,176,000
		TOTAL INVESTMENTS—117.4% (IDENTIFIED COST $2,269,369,209)[6]	2,255,647,732
		OTHER ASSETS AND LIABILITIES - NET—(17.4)%[7]	(334,297,304)
		TOTAL NET ASSETS—100%	$1,921,350,428
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8U.S. Treasury Long Bond (CBT) Short Futures	120	$16,301,250	September 2013	$531,372
8U.S. Treasury Note 10-Year (CBT) Short Futures	250	$31,640,625	September 2013	$712,328
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,243,700
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $117,065,292, which represented 6.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $104,845,556, which represented 5.5% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal federal tax purposes amounts to $2,265,442,362.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2013.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$6,656,307	$—	$6,656,307
Commercial Mortgage-Backed Securities	—	63,131,950	—	63,131,950
Collateralized Mortgage Obligations	—	219,951,405	—	219,951,405
Mortgage-Backed Securities	—	1,556,732,070	—	1,556,732,070
Repurchase Agreements	—	409,176,000	—	409,176,000
TOTAL SECURITIES	$—	$2,255,647,732	$—	$2,255,647,732
OTHER FINANCIAL INSTRUMENTS*	$1,243,700	$—	$—	$1,243,700
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.20	$10.20	$10.06	$10.05	$9.89	$9.93
Income From Investment Operations:
Net investment income	0.12[1]	0.26[1]	0.33[1]	0.44[1]	0.53	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	(0.34)	0.06	0.21	0.06	0.16	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.32	0.54	0.50	0.69	0.51
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.40)	(0.49)	(0.53)	(0.55)
Net Asset Value, End of Period	$9.84	$10.20	$10.20	$10.06	$10.05	$9.89
Total Return[2]	(2.23)%	3.14%	5.45%	5.04%	7.09%	5.28%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.31%[4]	2.59%	3.25%	4.37%	4.86%	5.22%
Expense waiver/reimbursement[5]	0.03%[4]	0.08%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,921,350	$2,480,305	$3,165,802	$1,959,812	$2,034,884	$1,918,613
Portfolio turnover	92%	257%	226%	176%	156%	186%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	31%	71%	52%	60%	50%	43%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$409,176,000
Investment in securities	1,846,471,732
Total investment in securities, at value (identified cost $2,269,369,209)		$2,255,647,732
Cash		555
Restricted cash (Note 2)		575,000
Income receivable		5,311,881
TOTAL ASSETS		2,261,535,168
Liabilities:
Payable for investments purchased	335,959,916
Payable for shares redeemed	216,000
Payable for daily variation margin	10,469
Income distribution payable	3,874,398
Payable to adviser (Note 5)	1,911
Payable for Directors'/Trustees' fees (Note 5)	979
Accrued expenses (Note 5)	121,067
TOTAL LIABILITIES		340,184,740
Net assets for 195,240,594 shares outstanding		$1,921,350,428
Net Assets Consist of:
Paid-in capital		$1,937,925,440
Net unrealized depreciation of investments and futures contracts		(12,477,777)
Accumulated net realized loss on investments and futures contracts		(251,103)
Distributions in excess of net investment income		(3,846,132)
TOTAL NET ASSETS		$1,921,350,428
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,921,350,428 ÷ 195,240,594 shares outstanding, no par value, unlimited shares authorized		$9.84
See Notes which are an integral part of the Financial Statements
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Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest		$25,261,209
Expenses:
Custodian fees	$51,258
Transfer agent fee	96,925
Directors'/Trustees' fees (Note 5)	8,198
Auditing fees	13,588
Legal fees	3,913
Portfolio accounting fees	110,488
Printing and postage	4,914
Insurance premiums (Note 5)	4,534
Miscellaneous (Note 5)	1,254
TOTAL EXPENSES	295,072
Reimbursement of other operating expenses (Note 5)	(295,072)
Net expenses		—
Net investment income		25,261,209
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(867,401)
Net realized gain on futures contracts		852,761
Net change in unrealized appreciation of investments		(71,022,091)
Net change in unrealized appreciation of futures contracts		1,108,106
Net realized and unrealized loss on investments and futures contracts		(69,928,625)
Change in net assets resulting from operations		$(44,667,416)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,261,209	$70,250,854
Net realized gain (loss) on investments and futures contracts	(14,640)	41,354,060
Net change in unrealized appreciation/depreciation of investments and futures contracts	(69,913,985)	(27,003,877)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,667,416)	84,601,037
Distributions to Shareholders:
Distributions from net investment income	(29,489,018)	(84,374,056)
Share Transactions:
Proceeds from sale of shares	159,580,500	557,691,450
Net asset value of shares issued to shareholders in payment of distributions declared	2,919,082	8,552,594
Cost of shares redeemed	(647,297,227)	(1,251,968,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(484,797,645)	(685,724,462)
Change in net assets	(558,954,079)	(685,497,481)
Net Assets:
Beginning of period	2,480,304,507	3,165,801,988
End of period (including undistributed (distributions in excess of) net investment income of $(3,846,132) and $381,677, respectively)	$1,921,350,428	$2,480,304,507
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2013
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
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The average notional value of short futures contracts held by the Fund throughout the period was $75,634,688. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$12,219,736
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(1,243,700)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$852,761
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,108,106
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	16,207,066	54,486,795
Shares issued to shareholders in payment of distributions declared	289,851	836,327
Shares redeemed	(64,379,805)	(122,554,078)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(47,882,888)	(67,230,956)
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4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $2,265,442,362. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $9,794,630. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,098,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,893,460.
At December 31, 2012, the Fund had a capital loss carryforward of $11,277,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2013, the Adviser voluntarily reimbursed $295,072 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$220,983,651
Sales	$3,559,352
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$977.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Mortgage Core Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
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communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
17

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report
18

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
19

Federated Mortgage Core Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
31866 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
High Yield Bond Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	13.7%
Health Care	9.7%
Energy	8.6%
Media—Non-Cable	7.2%
Food & Beverage	5.6%
Automotive	5.2%
Retailers	4.8%
Packaging	4.7%
Financial Institutions	4.6%
Consumer Products	3.7%
Building Materials	3.6%
Industrial—Other	3.6%
Wireless Communications	3.6%
Utility—Natural Gas	3.3%
Gaming	2.9%
Chemicals	2.6%
Other[2]	10.4%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net[4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.4%
		Aerospace/Defense—0.8%
$1,525,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$1,227,625
5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	5,625,000
1,000,000	[1,2]	TransDigm, Inc., 7.50%, 7/15/2021	1,025,000
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,231,313
1,725,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	1,638,750
		TOTAL	19,747,688
		Automotive—5.0%
4,500,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	4,556,250
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,612,500
2,000,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,042,500
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,207,500
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,596,875
5,825,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	6,458,469
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,758,948
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,206,750
2,725,000		Delphi Corp., 5.00%, 2/15/2023	2,813,562
5,175,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	3,208,500
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,665,000
7,350,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,386,750
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,755,000
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,613,500
3,875,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	3,700,625
5,975,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	5,945,125
4,975,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,522,250
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	9,828,000
4,575,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	4,918,125
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,676,250
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	456,875
4,429,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	4,849,755
603,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	642,195
12,850,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	13,171,250
		TOTAL	118,592,554
		Building Materials—3.6%
800,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	788,000
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,134,000
1,875,000	[1,2]	Building Materials Corp., of America, Bond, Series 144A, 6.75%, 5/1/2021	1,996,875
1,525,000	[1,2]	Building Materials Corp., of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,639,375
600,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	623,250
4,300,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	4,536,500
7,600,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,208,000
6,675,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,225,687
8,625,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,959,219
3,350,000	[1,2]	Nortek, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	3,567,750
3,725,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,060,250
6,950,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	7,471,250
1,305,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	1,386,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$7,563,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	$8,092,410
3,425,000	[1,2]	RSI Home Products Inc., Series 144A, 6.875%, 3/1/2018	3,519,187
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,610,625
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,416,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,445,750
		TOTAL	86,680,691
		Chemicals—2.6%
1,500,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	1,490,625
1,200,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	1,191,000
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,304,656
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,152,500
9,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,495,281
850,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	810,688
1,450,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,397,438
3,200,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	3,208,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,405,000
3,900,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,744,000
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,359,437
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,414,312
1,125,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,209,375
5,175,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	5,407,875
7,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	7,628,500
2,200,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	2,186,250
2,025,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	2,042,719
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,358,682
		TOTAL	62,806,338
		Construction Machinery—0.6%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,100,000
3,025,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	3,403,125
650,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	685,750
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	992,063
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,277,812
7,300,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,938,750
		TOTAL	15,397,500
		Consumer Products—3.7%
11,075,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	11,324,187
2,100,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	2,147,250
2,850,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	2,721,750
7,400,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	7,696,000
6,775,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	7,503,312
6,615,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	6,954,019
4,050,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,333,500
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,362,563
6,800,000		ServiceMaster Co., 7.00%, 8/15/2020	6,485,500
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,328,000
1,600,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,368,000
7,850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	7,869,625
300,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	315,000
800,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	840,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$350,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	$385,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	6,934,813
1,850,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	1,817,625
10,775,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	9,993,812
2,050,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	2,126,875
		TOTAL	87,506,831
		Energy—8.6%
5,300,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	79,500
9,200,000		Antero Resources Corp., 6.00%, 12/1/2020	9,108,000
3,875,000		Approach Resources, Inc., 7.00%, 6/15/2021	3,923,437
3,750,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	3,712,500
2,875,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,853,437
2,875,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	2,853,438
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,452,875
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,829,375
2,725,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	2,793,125
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,566,062
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,780,875
2,325,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,534,250
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,537,000
5,925,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	5,895,375
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,835,313
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,994,250
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,941,500
3,625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	3,715,625
1,525,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	1,654,625
4,900,000		Concho Resources, Inc., 5.50%, 4/1/2023	4,851,000
3,525,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,807,000
2,875,000	[1,2]	Continental Resources, Inc., Series 144A, 4.50%, 4/15/2023	2,799,531
1,800,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,935,000
8,450,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	9,590,750
3,154,759	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	3,233,628
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,863,000
5,150,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,677,875
5,075,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	5,024,250
5,125,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	4,894,375
4,950,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,677,750
2,000,000		Halcon Resources Corp., Sr. Unsecd. Note, 8.875%, 5/15/2021	1,950,000
6,000,000		Halcon Resources Corp., Sr. Unsecd. Note, 9.75%, 7/15/2020	6,015,000
1,500,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	1,464,375
3,375,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,400,312
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,305,875
2,950,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	2,153,500
5,525,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,386,875
5,950,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	6,039,250
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,260,250
4,850,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,995,500
2,725,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,731,813
6,450,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,869,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	$2,757,989
1,875,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,989,519
2,200,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,161,500
2,275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,178,313
6,500,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	6,467,500
2,575,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,793,875
1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,582,188
11,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	11,412,500
		TOTAL	205,330,105
		Entertainment—0.8%
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,323,626
1,075,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	1,036,031
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	945,750
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	872,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,528,000
1,700,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,823,250
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	5,853,375
		TOTAL	18,382,032
		Environmental—0.2%
4,525,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	4,638,125
		Financial Institutions—4.4%
5,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	6,764,062
2,380,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,873,850
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,140,187
10,500,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	11,340,000
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	5,956,132
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,910,401
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,872,906
9,625,000		CIT Group, Inc., 5.25%, 3/15/2018	9,937,812
725,000		CIT Group, Inc., 5.375%, 5/15/2020	745,844
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,560,625
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,093,156
1,100,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	1,084,188
825,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	804,375
825,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	770,344
5,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,655,469
5,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,007,075
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,194,063
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,238,875
4,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,697,156
12,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	13,676,719
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,485,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,938,000
11,625,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	11,625,000
		TOTAL	106,371,239
		Food & Beverage—5.6%
12,875,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	13,229,062
4,150,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,973,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$2,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	$1,916,156
5,525,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	6,036,063
5,475,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	6,214,125
16,500,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	17,036,250
14,800,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	14,189,500
13,750,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	15,125,000
9,200,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	9,499,000
10,225,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	9,790,437
3,300,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	3,506,250
7,175,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	7,731,063
2,675,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	2,962,563
21,325,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	22,391,250
		TOTAL	133,600,344
		Gaming—2.9%
6,600,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	6,847,500
5,991,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	5,987,256
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,056,625
1,650,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	1,560,281
4,725,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,583,250
5,875,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,132,031
6,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,574,781
5,800,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	6,351,000
2,500,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	2,593,750
2,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,178,000
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	852,500
5,425,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,886,125
5,385,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,735,025
2,550,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	2,718,938
6,350,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	6,445,250
		TOTAL	68,502,312
		Health Care—9.7%
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,475,969
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,393,437
8,275,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	8,419,812
1,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,272,656
8,800,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,734,000
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,870,625
2,000,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	2,170,000
5,650,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,946,625
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,563,875
11,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	12,116,125
7,075,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	7,641,000
11,725,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	12,692,312
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,115,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,305,750
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,027,375
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,301,562
20,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	22,505,250
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,313,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$10,050,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	$10,194,469
4,475,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	4,698,750
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,630,250
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,618,375
6,575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	7,232,500
5,225,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	4,800,469
4,700,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	4,394,500
6,525,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	7,079,625
7,725,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,111,250
13,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,650,000
1,050,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,077,563
3,675,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	3,808,219
8,925,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	9,505,125
5,000,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	5,525,000
		TOTAL	232,191,031
		Industrial - Other—3.6%
1,600,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,696,000
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,196,562
4,250,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,473,125
5,600,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	6,132,000
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	5,248,625
8,375,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,458,750
2,225,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	2,419,688
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,987,125
3,075,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,982,750
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	2,000,250
4,175,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,404,625
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,503,750
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,511,250
5,350,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	5,617,500
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,504,000
4,600,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,738,000
6,700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,152,250
6,900,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	7,503,750
2,825,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,895,625
		TOTAL	85,425,625
		Lodging—0.2%
1,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,251,375
4,800,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	4,728,000
		TOTAL	5,979,375
		Media - Cable—2.0%
2,975,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	2,811,375
4,225,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	4,320,062
2,500,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,356,250
2,075,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,007,563
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,278,313
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,392,938
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,909,281
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	878,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Cable—continued
$5,475,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	$5,324,437
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,754,125
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,540,250
11,625,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	11,857,500
500,000	[1,2]	LYNX I Corporation, Series 144A, 5.375%, 4/15/2021	505,000
4,200,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	4,252,500
		TOTAL	47,187,594
		Media - Non-Cable—7.2%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,923,563
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,031,250
11,850,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	11,316,750
2,250,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	2,356,875
6,250,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	6,468,750
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,190,250
2,350,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	2,420,500
8,650,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	8,996,000
11,425,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	12,738,875
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,344,187
7,625,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	7,567,812
6,925,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,807,937
4,661,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	4,981,444
5,700,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	5,778,375
6,250,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	6,476,562
2,500,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	2,637,500
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,737,250
4,300,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	4,063,500
2,750,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	2,681,250
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,708,281
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,479,250
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,618,750
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,393,875
1,475,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,585,625
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,295,000
6,125,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	5,910,625
9,675,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,654,594
2,375,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	2,238,438
4,075,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	3,779,563
4,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	4,314,375
3,150,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	3,480,750
9,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	9,858,375
6,400,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	6,848,000
4,350,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,763,250
		TOTAL	172,447,381
		Metals & Mining—0.3%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
5,800,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	5,647,750
1,275,000		PVR Partners, L.P., Sr. Note, 8.375%, 6/1/2020	1,351,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$850,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	$835,125
		TOTAL	7,834,558
		Packaging—4.7%
10,825,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,596,281
2,475,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	2,391,469
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,265,781
6,875,000		Ball Corp., 4.00%, 11/15/2023	6,385,156
1,475,000		Berry Plastics Corp., 9.75%, 1/15/2021	1,674,125
2,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,168,250
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,657,500
6,475,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,636,875
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,065,000
1,675,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	1,587,063
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,111,250
6,200,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,293,000
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,095,000
12,300,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	12,223,125
4,500,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	4,657,500
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,199,062
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	10,911,250
1,850,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,963,313
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,499,125
9,275,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,367,750
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,478,125
		TOTAL	112,226,000
		Paper—0.4%
1,725,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,854,375
2,150,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	2,053,250
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,953,000
4,045,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	4,221,969
		TOTAL	10,082,594
		Restaurants—1.3%
12,540,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	13,982,100
9,125,000		NPC International/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	10,505,156
7,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	6,827,422
		TOTAL	31,314,678
		Retailers—4.8%
6,475,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	6,669,250
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,787,500
1,100,000	[1,2]	CST Brands, Inc., 5.00%, 5/1/2023	1,078,000
4,825,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	4,764,688
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,870,000
3,225,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	3,047,625
6,900,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,124,250
12,675,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	12,991,875
2,575,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,999,875
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	790,500
10,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	11,717,500
9,225,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,455,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$9,931,937
5,525,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	5,953,188
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	739,500
6,175,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	6,653,562
11,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	11,789,812
2,225,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,280,625
5,550,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,716,500
		TOTAL	115,361,812
		Services—0.9%
1,650,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	1,674,750
8,300,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,860,250
5,675,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	5,902,000
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,502,750
		TOTAL	20,939,750
		Technology—13.7%
5,175,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	5,032,688
3,700,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	3,727,750
2,931,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	3,106,860
13,375,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	14,445,000
4,300,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	4,128,000
10,175,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	10,912,687
3,675,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	3,583,125
8,150,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	8,720,500
12,875,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,840,625
9,000,000		Emdeon, Inc., 11.00%, 12/31/2019	10,192,500
11,875,000		Epicor Software Corp., 8.625%, 5/1/2019	12,231,250
7,450,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	7,301,000
3,100,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	3,107,750
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,806,875
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,122,500
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	17,733,187
2,500,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	2,437,500
2,500,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	2,431,250
3,225,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,563,625
6,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,738,563
5,225,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	4,963,750
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,236,625
7,675,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	7,866,874
6,425,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	7,147,812
850,000		Iron Mountain, Inc., 5.75%, 8/15/2024	801,125
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,698,000
9,450,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	9,686,250
15,300,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	17,403,750
4,900,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	5,334,875
9,350,000		Lender Processing Services, 5.75%, 4/15/2023	9,981,125
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,133,875
5,475,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	4,489,500
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,864,000
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,273,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	$2,955,000
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,653,438
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,363,500
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,867,062
2,159,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,137,410
3,500,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	3,281,250
740,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	823,250
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,996,875
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,666,250
1,400,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,403,500
7,900,000		Solera Holdings, Inc., Company Guarantee, 6.75%, 6/15/2018	8,334,500
8,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	9,038,250
6,450,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	6,514,500
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,970,250
12,100,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12,977,250
2,475,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,753,438
4,650,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	4,946,438
8,125,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,714,062
2,000,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	1,950,000
6,000,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	6,360,000
		TOTAL	327,750,769
		Textile—0.1%
1,350,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,302,750
		Transportation—0.4%
1,700,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,782,875
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,825,000
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,400,750
1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,914,750
		TOTAL	8,923,375
		Utility - Electric—1.5%
5,508,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	5,907,330
1,400,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	1,277,500
2,775,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	2,830,500
4,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	5,078,250
3,525,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	3,877,500
748,045	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	583,355
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,813,188
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,131,875
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,903,687
1,700,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	1,708,500
1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,732,500
		TOTAL	36,844,185
		Utility - Natural Gas—3.3%
6,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,247,750
3,800,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	3,866,500
4,150,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	4,637,625
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,879,119
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,751,937
13,225,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	14,514,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	$3,037,500
3,025,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	2,934,250
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,356,000
3,525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,243,000
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,584,000
1,675,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	1,520,063
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,520,812
7,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	7,074,937
1,675,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,587,063
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,997,313
5,715,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	5,972,175
1,675,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,658,250
		TOTAL	78,382,731
		Wireless Communications—3.6%
7,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,869,375
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,251,375
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,090,000
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,116,500
12,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,480,000
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,716,062
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,885,000
3,550,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	3,625,438
12,050,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	11,628,250
14,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	14,995,750
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	8,559,250
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,707,562
6,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	6,353,250
		TOTAL	85,277,812
		Wireline Communications—0.9%
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,280,688
3,075,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	3,209,531
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,649,062
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,472,562
1,725,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,720,688
2,925,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	3,129,750
		TOTAL	20,462,281
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,268,953,089)	2,327,490,060
		COMMON STOCKS—0.1%
		Automotive—0.1%
51,301	[3]	General Motors Co.	1,708,837
12,879	[3]	Motors Liquidation Co.	395,385
		TOTAL	2,104,222
		Media - Non-Cable—0.0%
5,200,000	[3,5]	Idearc, Inc., Company Guarantee (Litigation Trust Interests)	6,500
		Metals & Mining—0.0%
576	[3,5]	Royal Oak Ventures, Inc.	0
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Other—0.0%
171	[1,3,5]	CVC Claims Litigation LLC	$0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,401,373)	2,110,722
		PREFERRED STOCK—0.2%
		Finance - Commercial—0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	4,087,284
		WARRANTS—0.1%
		Automotive—0.1%
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	1,119,288
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	762,515
		TOTAL WARRANTS (IDENTIFIED COST $5,137,860)	1,881,803
		MUTUAL FUND—1.0%
23,675,436	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	23,675,436
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $2,305,520,748)[9]	2,359,245,305
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	29,180,191
		TOTAL NET ASSETS—100%	$2,388,425,496
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $861,982,187, which represented 36.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $860,171,207, which represented 36.0% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,307,562,140.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,327,489,877	$183	$2,327,490,060
Equity Securities:
Common Stock
Domestic	2,104,222	—	6,500	2,110,722
International	—	—	0	0
Preferred Stock
Domestic	—	4,087,284	—	4,087,284
Warrants	1,881,803	—	—	1,881,803
Mutual Fund	23,675,436	—	—	23,675,436
TOTAL SECURITIES	$27,661,461	$2,331,577,161	$6,683	$2,359,245,305
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.68	$6.35	$6.55	$6.27	$4.57	$6.61
Income From Investment Operations:
Net investment income	0.24	0.53[1]	0.57	0.61	0.57	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	0.41	(0.19)	0.29	1.69	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.94	0.38	0.90	2.26	(1.46)
Less Distributions:
Distributions from net investment income	(0.25)	(0.58)	(0.58)	(0.62)	(0.56)	(0.58)
Distributions from net realized gain on investments	(0.01)	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.26)	(0.61)	(0.58)	(0.62)	(0.56)	(0.58)
Net Asset Value, End of Period	$6.54	$6.68	$6.35	$6.55	$6.27	$4.57
Total Return[2]	1.80%	15.44%	6.04%	15.06%	51.79%	(23.53)%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.03%
Net investment income	7.22%[3]	8.04%	8.75%	9.41%	11.01%	10.02%
Expense waiver/reimbursement[5]	0.02%[3]	0.07%	0.10%	0.10%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,388,425	$2,340,516	$1,886,499	$1,995,842	$1,609,205	$887,322
Portfolio turnover	15%	38%	34%	37%	20%	16%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $23,675,436 of investment in an affiliated holding (Note 5) (identified cost $2,305,520,748)		$2,359,245,305
Cash		13,182
Income receivable		44,195,989
Receivable for investments sold		3,040,391
Receivable for shares sold		4,050,000
TOTAL ASSETS		2,410,544,867
Liabilities:
Payable for investments purchased	$7,999,759
Payable for shares redeemed	140,000
Income distribution payable	13,905,568
Payable for Directors'/Trustees' fees (Note 5)	1,537
Accrued expenses (Note 5)	72,507
TOTAL LIABILITIES		22,119,371
Net assets for 364,983,081 shares outstanding		$2,388,425,496
Net Assets Consist of:
Paid-in capital		$2,324,599,607
Net unrealized appreciation of investments		53,724,557
Accumulated net realized gain on investments		13,641,965
Distributions in excess of net investment income		(3,540,633)
TOTAL NET ASSETS		$2,388,425,496
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,388,425,496 ÷ 364,983,081 shares outstanding, no par value, unlimited shares authorized		$6.54
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest		$86,793,624
Dividends (including $16,147 received from an affiliated holding (Note 5)		166,647
TOTAL INCOME		86,960,271
Expenses:
Custodian fees	$41,812
Transfer agent fee	95,679
Directors'/Trustees' fees (Note 5)	6,117
Auditing fees	15,307
Legal fees	3,934
Portfolio accounting fees	103,716
Printing and postage	5,938
Insurance premiums (Note 5)	4,289
Miscellaneous (Note 5)	1,925
TOTAL EXPENSES	278,717
Reimbursement of other operating expenses (Note 5)	(278,717)
Net expenses		—
Net investment income		86,960,271
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		13,477,099
Net change in unrealized appreciation of investments		(55,178,867)
Net realized and unrealized loss on investments		(41,701,768)
Change in net assets resulting from operations		$45,258,503
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,960,271	$172,861,368
Net realized gain on investments	13,477,099	48,457,923
Net change in unrealized appreciation/depreciation of investments	(55,178,867)	81,075,728
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,258,503	302,395,019
Distributions to Shareholders:
Distributions from net investment income	(90,935,022)	(190,648,480)
Distributions from net realized gain on investments	(3,951,374)	(11,362,581)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(94,886,396)	(202,011,061)
Share Transactions:
Proceeds from sale of shares	185,834,223	573,600,980
Net asset value of shares issued to shareholders in payment of distributions declared	7,715,153	16,608,391
Cost of shares redeemed	(96,012,455)	(236,576,067)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,536,921	353,633,304
Change in net assets	47,909,028	454,017,262
Net Assets:
Beginning of period	2,340,516,468	1,886,499,206
End of period (including undistributed (distributions in excess of) net investment income of $(3,540,633) and $434,118, respectively)	$2,388,425,496	$2,340,516,468
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High-Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower-rated corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “ accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$1,426,472	$1,227,625
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$682,990	$583,355
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	27,596,200	86,881,160
Shares issued to shareholders in payment of distributions declared	1,153,347	2,497,796
Shares redeemed	(14,353,681)	(35,823,412)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,395,866	53,555,544
4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $2,307,562,140. The net unrealized appreciation of investments for federal tax purposes was $51,683,165. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,468,505 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,785,340.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntary choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion. For the six months ended June 30, 2013, the Adviser voluntarily reimbursed $278,717 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $145,625 and $3,441,844, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2012	23,029,111
Purchases/Additions	292,951,257
Sales/Reductions	(292,304,932)
Balance of Shares Held 6/30/2013	23,675,436
Value	$23,675,436
Dividend Income	$16,147
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$434,169,899
Sales	$346,532,479
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,018.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
High Yield Bond Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Semi-Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

High Yield Bond Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
31867 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, President - Principal Executive Officer

Date August 12, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 12, 2013